Cover	Nov. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2025
Entity File Number	333-257326
Entity Registrant Name	Orion Bliss Corp.
Entity Central Index Key	0001854183
Entity Tax Identification Number	98-1591444
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kalonite 9-57,
Entity Address, City or Town	Ashdod
Entity Address, Country	IL
Entity Address, Postal Zip Code	7724233
City Area Code	307
Local Phone Number	298-0969
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true